CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
CAPITAL RISK MANAGEMENT
22. SHAREHOLDERS' EQUITY

The Company is authorized to issue an unlimited number of common shares without par value.

(a)	SHARE CAPITAL

As at December 31, 2018, the Company had 209,822,819 common shares outstanding (December 31, 2017 - 210,944,884).

Share capital issuances

–
During the year ended December 31, 2018, the Company issued an aggregate of 517,935 common shares upon the exercise of 517,935 stock options for proceeds of $3,591 (year ended December 31, 2017 - the Company issued an aggregate of 7,351,060 common shares upon the exercise of 5,739,722 stock options which includes former stock options of Newmarket Gold Inc., 1,608,982 performance share units of Newmarket Gold Inc. and 2,356 warrants for proceeds of $42,562).

–	On May 12, 2017, the Company issued 1,500,000 common shares to two First Nations as part of an IBA for $10,686 (note 16).

Repurchases

–
The Company purchased 1,640,000 shares for $30,811 (C$40,253) pursuant to the Normal Course Issuer Bid ("NCIB"), which was renewed on the TSX on May 22, 2018. All common shares repurchased were legally cancelled and the amount paid to repurchase is recorded as a reduction of share capital in the Consolidated Statements of Changes in Equity.

Dividends

–	On January 15, 2018, the Company paid a quarterly dividend of C$0.02 per common share in the amount of $3,351 (C$4,219).

–	On April 13, 2018, the Company paid a quarterly dividend of C$0.02 per common share in the amount of $3,340 (C$4,224).

–	On July 13, 2018 and October 12, 2018, the Company paid a quarterly dividend of C$0.03 per common share in the amounts of $4,811 (C$6,337) and $4,827 (C$6,290), respectively.

–
On December 11, 2018, the Company declared a quarterly dividend of C$0.04 per common share that was paid on January 11, 2019 to the shareholders of record as of the close of business of December 31, 2018.

–	The Company accrued $6,177 (C$8,393) as at December 31, 2018 related to the declared dividend with the corresponding reduction in retained earnings.

–	On July 14, 2017 and October 16, 2017, the Company paid a quarterly dividend of C$0.01 per common share in the amounts of $1,623 (C$2,107) and $1,658 (C$2,076), respectively.

–	On December 15, 2017, the Company declared a quarterly dividend of C$0.02 per common share that was paid on January 15, 2018 to shareholders of record as of the close of business on December 29, 2017.

–	The Company accrued $3,372 (C$4,219) as at December 31, 2017 related to the declared dividend with the corresponding reduction in retained earnings.

(b)	RESERVES

(i)	Share based payment compensation plans

The Company has the following outstanding equity based awards:

Stock options

The Company has a stock option plan ("the Stock Option Plan") that provides for the issuance of stock to employees, directors, or officers of the Company and any of its subsidiaries or affiliates, consultants, and management employees. On May 4, 2017, shareholders of the Company approved certain amendments to the Stock Option Plan, including changing the Stock Option Plan to a “rolling plan”. Accordingly, the aggregate number of common shares to be reserved for issuance in satisfaction of stock options granted pursuant to the Stock Option Plan and all other security based compensation plans must not exceed 5.5% of the common shares issued and outstanding (on a non-diluted basis) at the time of granting any stock options. In accordance with the terms of the Stock Option Plan: (i) the exercise price of a stock option granted shall be determined by the Company's Board but in any event, shall not be less than the closing price of the common shares trading on the TSX on the date of grant; (ii) stock options shall have a maximum term of five years; and (iii) will generally be terminated ninety days after a participant ceases to be an officer, director, employee or consultant of the Company.

During the years ended December 31, 2018 and 2017, the Company did not grant any stock options.

Changes in stock options during the years ended December 31, 2018 and 2017 were as follows:

	Year ended December 31, 2018		Year ended December 31, 2017
	Number of	Weighted average	Number of	Weighted average
	options	exercise price (C$)	options	exercise price (C$)
Balance, beginning of year	1,499,315	$5.80	7,514,307	$4.60
Exercised	(517,935)	6.70	(5,739,722)	3.91
Expired	(83,971)	8.44	(235,269)	13.95
Forfeited	—	—	(40,001)	4.96
Stock options outstanding, end of year	897,409	$5.02	1,499,315	$5.80
Stock options exercisable, end of year	897,409	$5.02	1,332,460	$6.01

The weighted average share price at the date of exercise for stock options exercised during the year ended December 31, 2018 was C$23.28 per share (December 31, 2017 - C$11.16). Options are valued using the Black-Scholes option pricing model. Where relevant, the expected life used in the model has been adjusted based on management’s best estimate of the effects of non-transferability, exercise restrictions and behavioral considerations. Expected volatility is based on the historical share price volatility the Company.

Stock Options Exercised

The following table outlines share options granted under the former stock option plans of Kirkland Lake Gold Inc. and St. Andrews Goldfields Ltd. that were exercised during the year ended December 31, 2018:

Grant price (C$)	Number of options exercised	Exercise dates	Weighted average closing share price at exercise date (C$)
$2.85 - $15.11	266,499	January 1, 2018 - March 31, 2018	$19.57
$3.42 - $6.82	82,049	April 1, 2018 - June 30, 2018	$22.64
$3.42 - $6.82	4,630	July 1, 2018 - September 30, 2018	$27.15
$2.98 - $6.82	164,757	October 1, 2018 - December 31, 2018	$29.49
	517,935		$23.28

The following table outlines share options granted under the former stock option plans of Kirkland Lake Gold Inc., St. Andrews Goldfields Ltd. and Newmarket Gold Inc. that were exercised during the year ended December 31, 2017:

Grant price (C$)	Number of options exercised	Exercise dates	Weighted average closing share price at exercise date (C$)
$1.11 - $7.81	1,804,842	January 1, 2017 - March 31, 2017	$9.87
$0.86 - $7.81	2,791,059	April 1, 2017 - June 30, 2017	$10.13
$2.11 - $7.81	720,018	July 1, 2017 - September 30, 2017	$14.72
$2.91 - $15.11	423,803	October 1, 2017 - December 31, 2017	$17.39
	5,739,722		$11.16

Other equity based instruments

On January 1, 2017, the Board approved a long-term incentive plan (the “Long Term Incentive Plan” or “LTIP”) that provides for RSUs and PSUs (collectively, “Share Units”) that may be granted to employees, officers and eligible contractors of the Company and its affiliates. A director of the Company is not eligible to participate in the LTIP unless he or she is also an employee of the Company. On May 4, 2017, shareholders of the Company approved amendments to the LTIP to provide the Company with the ability, at the discretion of the Company's Board of Directors to issue common shares or cash or any combination thereof in satisfaction of the Company’s obligations under Share Units held by participants. As the Company does not intend to cash-settle awards in future periods under the LTIP plans, they are accounted for as equity awards. The maximum number of common shares made available for issuance under the LTIP shall not exceed: (i) such number of common shares as would, when combined with all other common shares subject to grants under DSUs, RSUs and PSUs of the Company, be equal to 2% of the common shares then outstanding; and (ii) such number of common shares as would, when combined with all other common shares of the Company, be equal to 5.5% of the common shares outstanding from time to time.

The value of an RSU and PSU at the grant date is equal to the fair market value of a common share of the Company on that date. Unless otherwise determined by the Compensation Committee, no RSU or PSU shall vest later than three years after the date of grant.

Upon vesting of the PSUs, the number of shares the holder can receive ranges between 0% and 200% of the number of the PSUs granted, to be determined at the end of the performance period based on the performance of the Company's underlying shares.

Movements in the number of the PSUs and RSUs for the years ended December 31, 2018 and 2017 are as follows:

	Year ended December 31, 2018		Year ended December 31, 2017
	PSUs	RSUs	PSUs	RSUs
Balance, beginning of year	342,206	364,263	1,707,571	108,589
Granted	198,528	198,528	309,637	326,694
Cancelled	(38,697)	(38,697)	(61,041)	(66,041)
Redeemed	—	—	(1,613,961)	(4,979)
Balance, end of year	502,037	524,094	342,206	364,263

(ii)	Share based payment expense

The cost of share based payments is allocated to production costs (options granted to employees involved in the commercial operations at the mines and mill), general and administrative costs (options granted to directors and corporate employees).

	Year ended December 31, 2018	Year ended December 31, 2017
RSU and PSU share based payment expense	$2,874	$1,969
RSU and PSU cash payments	—	65
Stock options share based payment expense	21	88
Equity based instruments share based payment expense	$2,895	$2,122
Cash settled instruments share based payment expense (note 19)	2,564	2,222
Total share based payment expense	$5,459	$4,344

The allocation of share based payment expense on the consolidated statement of operations and comprehensive income for the years ended December 31, 2018 and 2017 is as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
General and administrative	$5,216	$3,947
Production costs	243	397
Total share based payment expense	$5,459	$4,344

(iii)	Basic and diluted income per share

Basic and diluted income per share for the years ended December 31, 2018 and 2017 is calculated as shown in the table below. The diluted income per share for the years ended December 31, 2018 and 2017 includes the impact of certain outstanding options, PSUs and RSUs.

	Year ended December 31, 2018	Year ended December 31, 2017
Earnings from continuing operations	$273,943	$157,330
Loss from discontinued operations (note 29)	—	(24,904)
Net earnings	273,943	132,426
Weighted average basic number of common shares outstanding (in '000s)	210,692	207,436
Basic earnings per share from continuing operations	$1.30	$0.76
Basic loss per share from discontinued operations	$—	($0.12)
Basic earnings per share	$1.30	$0.64
Weighted average diluted number of common shares outstanding (in '000s)	212,623	209,114
Diluted earnings per share from continuing operations	$1.29	$0.75
Diluted loss per share from discontinued operations	$—	($0.12)
Diluted earnings per share	$1.29	$0.63

Weighted average diluted number of common shares for years ended December 31, 2018 and 2017 is calculated as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Weighted average basic number of common shares outstanding (in '000s)	210,692	207,436
In the money shares - share options (in '000s)	905	972
In the money shares - RSUs and PSUs (in '000s)	1,026	706
Weighted average diluted number of common shares outstanding	212,623	209,114

The following items were excluded from the computation of weighted average shares outstanding for the years ended December 31, 2018 and 2017 as their effect would be anti-dilutive:

	Year ended December 31, 2018	Year ended December 31, 2017
Share options (in '000s)	—	527
25. CAPITAL RISK MANAGEMENT

The Company manages its capital structure and makes adjustments to it to effectively support the acquisition, operation, exploration and development of mineral properties. In the definition of capital, the Company includes, as disclosed on its consolidated statement of financial position: share capital, reserves, accumulated other comprehensive income (loss) and retained earnings.

The Company’s capital at December 31, 2018 and 2017 is as follows:

As at	December 31, 2018	December 31, 2017
Share capital	$923,964	$951,184
Reserves	35,135	33,122
Accumulated other comprehensive income (loss)	(87,911)	36,078
Retained earnings	391,918	137,212
	$1,263,106	$1,157,596

The Company believes it has sufficient funds to finance its current operating, development and exploration expenditures. Longer term, the Company may pursue opportunities to raise additional capital through equity and/or debt markets as it progresses with its properties and projects. The Company will continue to assess new properties and seek to acquire an interest in additional properties if it feels there is sufficient geologic or economic potential and if it has adequate financial resources to do so.

Management reviews its capital management approach on an ongoing basis and believes that its approach, given the relative size of the Company, is reasonable.

Neither the Company nor its subsidiaries are subject to any other externally imposed capital requirements.